PATENTS (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Finite-Lived Intangible Assets [Abstract]
Total Patents	$ 77,743	$ 77,743	$ 77,743
Accumulated Amortization	(66,785)	(65,951)	(61,415)
Patent costs, net	$ 10,958	$ 11,792	$ 16,328